Risk management - Aging analyses (past due but performing): Business lending portfolio, outstandings (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Table]
Financial assets	€ 951,934	€ 916,942
Business Lending [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	8,121	6,252
Business Lending [Member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,863	1,067
Business Lending [Member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	345	369
Business Lending [Member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,146	1,726
Business Lending [Member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,159	1,124
Business Lending [Member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	7,331	4,983
Increase (decrease) in financial assets	2,350
Business Lending [Member] | Past due for 1-30 days [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,676	977
Increase (decrease) in financial assets	699
Business Lending [Member] | Past due for 1-30 days [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	327	61
Business Lending [Member] | Past due for 1-30 days [member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	2,076	1,595
Increase (decrease) in financial assets	481
Business Lending [Member] | Past due for 1-30 days [member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,036	636
Increase (decrease) in financial assets	400
Business Lending [Member] | Past due for 31-60 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	727	1,209
Increase (decrease) in financial assets	(482)
Business Lending [Member] | Past due for 31-60 days [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	178	60
Business Lending [Member] | Past due for 31-60 days [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	17	306
Business Lending [Member] | Past due for 31-60 days [member] | Americas [Member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	71	131
Business Lending [Member] | Past due for 31-60 days [member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	108	485
Business Lending [Member] | Past due for 61-90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	60	44
Business Lending [Member] | Past due for 61-90 days [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	8	28
Business Lending [Member] | Past due for 61-90 days [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets		1
Business Lending [Member] | Past due for 61-90 days [member] | United Kingdom [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	16	4
Business Lending [Member] | Past due for >90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	3	16
Business Lending [Member] | Past due for >90 days [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets		2
Business Lending [Member] | Past due for >90 days [member] | Australia [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1	€ 1
Business Lending [Member] | Past Due But Performing [Member]
Disclosure Of Credit Risk Exposure [Table]
Increase (decrease) in financial assets	€ 1,870